Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name		dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key		dei_EntityCentralIndexKey	0001005020
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	VOT
Document Creation Date		dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Jan. 28, 2015
Virtus Emerging Markets Small-Cap Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Virtus Emerging Markets Small-Cap Fund
Supplement [Text Block]		vot_SupplementTextBlock

Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund,

Virtus Emerging Markets Equity Income Fund, Virtus Global Opportunities Fund,

Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund,

Virtus International Equity Fund, Virtus International Real Estate Securities Fund and

Virtus International Small-Cap Fund each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus Emerging Markets Small-Cap Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.37%	3.37%	3.37%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(b)	4.84%	5.59%	4.59%
Less: Expense Reimbursement(c)	(2.99)%	(2.99)%	(2.99)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.85%	2.60%	1.60%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares and 1.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$752	$1,421	$2,394	$4,843
Class C	Sold	$363	$1,117	$2,276	$5,113
	Held	$263	$1,117	$2,276	$5,113
Class I	Sold or Held	$163	$823	$1,812	$4,322

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Emerging Markets Debt Fund	1.35%	N/A	2.10%	1.10%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Equity Income Fund(1)	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Small-Cap Fund	1.85%	N/A	2.60%	1.60%	N/A	N/A	January 31, 2017
Virtus Global Opportunities Fund(1)	1.55%	2.30%	2.30%	1.30%	N/A	N/A	January 31, 2017
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	N/A	N/A	January 31, 2017
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%	N/A	N/A	January 31, 2017
Virtus International Equity Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Small-Cap Fund	1.60%	N/A	2.35%	1.35%	1.26%	N/A	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example [Heading]		rr_ExpenseExampleHeading	Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Virtus Emerging Markets Small-Cap Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VAESX
Management Fees		rr_ManagementFeesOverAssets	1.20%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	4.84%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	1.85%
1 Year		rr_ExpenseExampleYear01	$ 752
3 Years		rr_ExpenseExampleYear03	1,421
5 Years		rr_ExpenseExampleYear05	2,394
10 Years		rr_ExpenseExampleYear10	4,843
1 Year		rr_ExpenseExampleNoRedemptionYear01	752
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,421
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,394
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,843
Virtus Emerging Markets Small-Cap Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VCESX
Management Fees		rr_ManagementFeesOverAssets	1.20%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	5.59%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	2.60%
1 Year		rr_ExpenseExampleYear01	$ 363
3 Years		rr_ExpenseExampleYear03	1,117
5 Years		rr_ExpenseExampleYear05	2,276
10 Years		rr_ExpenseExampleYear10	5,113
1 Year		rr_ExpenseExampleNoRedemptionYear01	263
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,117
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,276
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 5,113
Virtus Emerging Markets Small-Cap Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	VIESX
Management Fees		rr_ManagementFeesOverAssets	1.20%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	4.59%
Less: Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(2.99%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	rr_NetExpensesOverAssets	1.60%
1 Year		rr_ExpenseExampleYear01	$ 163
3 Years		rr_ExpenseExampleYear03	823
5 Years		rr_ExpenseExampleYear05	1,812
10 Years		rr_ExpenseExampleYear10	4,322
1 Year		rr_ExpenseExampleNoRedemptionYear01	163
3 Years		rr_ExpenseExampleNoRedemptionYear03	823
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,812
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,322

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares and 1.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.